FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

5.     FINANCIAL RISK MANAGEMENT

(a)     Fair value estimation

The fair value hierarchy establishes three levels to classify fair value measurements based upon the observability of significant inputs used in the valuation techniques. The three levels of the fair value hierarchy are described below:

Level 1 -- Quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 -- Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices)

Level 3 -- Inputs for the assets or liability that are not based on observable market data (that is, unobservable inputs)

The following table sets forth the Company's financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as at December 31, 2018 and December 31, 2017. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

As at December 31, 2017:

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
Convertible Note	$—	$—	$20,007,559	$20,007,559
Derivative financial liabilities	$—	$—	$36,829,030	$36,829,030

As at December 31, 2018:

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
Convertible Note	$—	$—	$14,617,336	$14,617,336
Derivative financial liabilities	$—	$—	$190,303	$190,303

The carrying amounts of financial assets and financial liabilities in each category are as follows:

		December 31,	December 31,	December 31,
	Note	2018	2017	2016
Amortized cost
Cash and cash equivalents	6	$9,242,809	$17,507,157	$22,954,571
Cash held in escrow	7	—	—	70,000,000
Accounts receivable	8	647,143	1,334,923	3,117,474
Restricted cash	11	439,736	478,260	449,760
		$10,329,688	$19,320,340	$96,521,805

Other financial liabilities at amortized cost
Accounts payable and accrued liabilities	13	$6,852,539	$1,844,955	$2,490,943

Financial liabilities at fair value through profit and loss
Convertible Note (current)	15	1,423,224	4,261,597	—
Derivative liability from financing (current)	15	—	19,997,345	—
Convertible Note (non-current)	15	13,194,112	15,745,962	—
Derivative liability from financing (non-current)	15	190,303	16,831,685	—
		$21,660,178	$58,681,544	$2,490,943

The carrying amounts of cash and cash equivalents, accounts receivable, restricted cash and accounts payable and accrued liabilities are considered a reasonable approximation of fair value due to their short-term nature.

(b)     Foreign exchange risk

A portion of the Company’s revenues are derived from product sales in Europe, denominated in Euros. Management has considered the stability of the foreign currency and the impact a change in the exchange rate may have on future earnings during the forecasting process. The Euro represents approximately 23% of the revenue for the year ended December 31, 2018 (year ended December 2017 and 2016: 65% and 38%, respectively). A 10% change in the foreign exchange rates for the Euro for foreign currency denominated accounts receivable will impact net income as at December 31, 2018 by approximately $6,000 (as at December 31, 2017 and 2016: $50,000 and $49,000, respectively), and a similar change in foreign currency denominated accounts payable, which are denominated in Canadian dollars and Euros will impact net income by approximately $13,000 and $30,000, respectively, as at December 31, 2018 (as at December 31, 2017 and 2016, Euro: $  32,000 and $10,000, respectively). The Company does not hedge its foreign exchange risk.

(c)     Interest rate risk

The Company is not exposed to material cash flow interest rate risk on fixed rate cash balances, and short-term accounts receivable and accounts payable that do not accrue interest.

(d)     Liquidity risk

As at December 31, 2018, the Company had $9,242,809 in cash and cash equivalents as compared to cash and cash equivalents of $17,507,157 at December 31, 2017 and $22,954,571 at December 31, 2016. The Company is dependent on the profitable commercialization of its products or obtaining additional debt or equity financing to fund ongoing operations until profitability is achieved.

The Company monitors its cash flow on a monthly basis and compares actual performance to the budget for the period. After receipt of the net proceeds of approximately $4.05 million from the February 2019 underwritten public offering of Common Shares on February 28, 2019 (the “February 2019 Financing”) and $4.25 million from the March 2019 underwritten public offering of Common Shares on March 15, 2019 (the “March 2019 Financing”), the Company expects that its cash is sufficient to sustain operations until approximately September 2019 at the current burn rate. The Company may obtain additional debt or equity financing during that period.  Further into the future the Company is dependent on the profitable commercialization of its products or obtaining additional debt or equity financing to fund ongoing operations until profitability is achieved.

(e)     Credit risk

Credit risk arises from the possibility that the entities to which the Company sells products may experience financial difficulty and be unable to fulfill their contractual obligations. This risk is mitigated by proactive credit management policies that include regular monitoring of the debtor’s payment history and performance. The Company does not require collateral from its customers as security for trade accounts receivable but may require certain customers to pay in advance of any work being performed or product being shipped.

The maximum exposure, if all of the Company’s customers were to default at the same time is the full carrying value of the trade accounts receivable as at December 31, 2018 is $637,421 (as at December 31, 2017 and 2016: $1,201,292 and $2,532,114, respectively). As at December 31, 2018, the Company had $311,642 (as at December 31, 2017 and 2016: $588,282 and $1,555,469, respectively) of trade accounts receivable that were overdue, according to the customers’ credit terms.  During the year ended December 31, 2018 the Company wrote down $489,449 of accounts receivable owed by customers (year ended December 2017 and 2016: $26,931 and $5,556, respectively).

The Company may also have credit risk related to its cash and cash equivalents and restricted cash, with a maximum exposure of $9,682,545 as at December 31, 2018 (as at December 31, 2017 and 2016: $17,985,417 and $93,404,331, respectively). The Company minimizes its risk to cash and cash equivalents by maintaining the majority of its cash and cash equivalents with Canadian Chartered Banks.